Lease Right-of-Use Asset and Lease Liabilities (Details Narrative) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Apr. 02, 2019	Mar. 31, 2019
Operating lease, right of use asset	$ 11,604,526	$ 1,835,717
Operating lease, liability	$ 11,604,526	$ 1,835,717
Weighted average discount rate leases	4.35%	4.35%	4.35%
Head Office [Member]
Lease period	5 years
Plant and Dormitory [Member]
Lease period	4 years 6 months
Floors in Commercial Building [Member]
Lease period	3 years
ASU 2016-02 [Member]
Operating lease, right of use asset				$ 60,000
Operating lease, liability				$ 60,000